Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments And Contingencies Disclosure [Abstract]
Summary of Non Cancellable Operating Lease Agreements

The Group has leased office premises and buildings under non-cancellable operating lease agreements. These leases have different terms and renewal rights.

Year	(In thousands)
Remainder of 2021	805
2022	1,441
2023	470
2024	20
2025	—
Total	2,736